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                                                          Fortis money market
                                                          fund annual report
                                                          September 30, 2000




                                                          FORTIS FINANCIAL GROUP

                                 [Father and child]

FORTIS MONEY FUND ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             3

  STATEMENT OF OPERATIONS                                         3

  STATEMENTS OF CHANGES IN NET ASSETS                             4

  NOTES TO FINANCIAL STATEMENTS                                   5

  INDEPENDENT AUDITORS' REPORT                                    8

  DIRECTORS AND OFFICERS                                          9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 09/30/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Finance-Consumer Lending                       16.8%
Finance-Captive Auto                           16.0%
Finance-Captive Equipment                      13.4%
Other                                          13.0%
Finance-Commercial Banking                      8.9%
Finance-International Trade Financing           8.5%
Food Manufacturing-Other                        5.0%
Finance-Depository Credit Banking               4.9%
Finance-Credit Card Issuing                     4.5%
Finance-Other Financial Investment Activities   4.5%
Petroleum and Coal-Products Manufacturing       4.5%

FORTIS MONEY MARKET FUND - ANNUAL REPORT

REVIEW

The U.S. economy is on track to have another stellar year in 2000. Real GDP growth is likely to be over 5.0% for the year, fueled by strong consumer and capital spending. The unemployment rate is only 3.9% and the government is expected to run a $250 billion surplus. Despite the strength of the economy, the stock market is having a tough year in 2000. Through September, all the major stock indices have posted negative year-to-date returns. Money market funds have provided a safe haven during this time of volatile equity returns.

For the year ended September 30, 2000, the fund returned 5.48% for Class A compared to 4.40% for the year ending September 30, 1999. This year's higher returns were due to the rise in short-term interest rates that was precipitated by the actions of the Fed. Citing concerns over the inflationary implications of a tight labor market and rapid economic growth, the Fed raised the federal funds rate 1.25% over the past year, beginning with a 0.25% increase in November 1999 and ending with a 0.50% increase in May 2000. Money market yields have benefited from the higher rates because the yields on short-term securities generally track the federal funds rate very closely.

The fund continues to place great emphasis on high quality and liquidity while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid.) During the past year, the fund's average maturity has fluctuated between 25-60 days. Last September, commercial paper issuers began to address their year-end funding needs much earlier than normal due to their Y2K concerns. This phenomenon made the yields on longer maturities very attractive. We responded by lengthening the average maturity to 60 days in order to take advantage of the higher yields available on longer dated paper. Once year-end passed, we began shortening the average maturity to 30 days, reflecting our opinion that the market was not pricing in a high enough probability of rising short-term rates. By late June, it seemed that the economy was slowing and that the Fed would not have to raise rates any further. As a result, we extended the average maturity of the fund to 40-50 days.

OUTLOOK

Short-term rates are likely to remain in a tight range over the next few months. The U.S. economy has moderated since the beginning of the year as the effects of higher interest rates, rising oil prices and a sluggish stock market began to limit consumer spending. However, the job market remains in great shape and consumer confidence is high, suggesting that spending is unlikely to slow significantly in the near future. Recent Fed statements indicate that they are still worried about the potential for rising inflation due to tight labor markets and high energy prices. Our feeling is that the economy will slow enough to keep the Fed from raising rates further but not enough to force them to lower rates.

Sincerely,

  /s/ Dean C. Kopperud                                  /s/ Howard G. Hudson
  --------------------                                  --------------------
  Dean C. Kopperud                                      Howard G. Hudson
  President                                             Vice-President

FORTIS MONEY FUND
Schedule of Investments
September 30, 2000

SHORT-TERM INVESTMENTS-100.02%
--------------------------------------------------------------------------------

                                                                                 Standard
                                                                                 & Poor's
 Principal                                                           Maturity     Rating
  Amount                                                     Yield     Date     (Unaudited)    Value (a)
-----------                                                  -----   --------   -----------   ------------
             FINANCE-CAPTIVE AUTO-15.99%
$8,900,000   DaimlerChrysler Corp.........................   6.67%   11/22/00   A1            $  8,815,225
 4,900,000   Ford Motor Credit Corp.......................   6.70%   10/10/00   A1               4,891,153
 3,900,000   General Motors Acceptance Corp...............   6.68%   11/27/00   A1               3,859,284
 5,000,000   General Motors Acceptance Corp...............   6.68%   11/21/00   A1               4,953,200
 8,900,000   Toyota Motor Credit Corp. (e)................   6.58%   10/02/00   A1+              8,896,806
                                                                                              ------------
                                                                                                31,415,668
                                                                                              ------------
             FINANCE-CAPTIVE EQUIPMENT-13.43%
 8,600,000   IBM Credit Corp..............................   6.69%   10/03/00   A1               8,595,327
 8,900,000   John Deere Capital Corp......................   6.61%   10/30/00   A1               8,851,940
 9,000,000   PACCAR Financial Corp........................   6.68%   11/09/00   A1+              8,935,200
                                                                                              ------------
                                                                                                26,382,467
                                                                                              ------------
             FINANCE-CAPTIVE OIL-2.54%
 5,000,000   Chevron Oil Finance Co.......................   6.60%   10/12/00   A1               4,989,183
                                                                                              ------------
             FINANCE-COMMERCIAL BANKING-8.92%
 8,800,000   Banc One Corp................................   6.61%   11/08/00   A1               8,738,510
 8,900,000   Wells Fargo & Co.............................   6.66%   12/13/00   A1               8,781,818
                                                                                              ------------
                                                                                                17,520,328
                                                                                              ------------
             FINANCE-CONSUMER LENDING-16.76%
 6,457,000   Associates Corp. Master Variable Rate
               Note (d)...................................   6.50%   10/01/00   A1               6,457,000
 8,800,000   CIT Group, Inc...............................   6.63%   10/04/00   A1               8,793,664
 8,800,000   Household Finance Corp.......................   6.61%   10/06/00   A1               8,790,496
 8,900,000   Prudential Funding Corp......................   6.61%   10/05/00   A1               8,891,965
                                                                                              ------------
                                                                                                32,933,125
                                                                                              ------------
             FINANCE-CREDIT CARD ISSUING-4.48%
 8,900,000   American Express Credit Corp.................   6.62%   11/29/00   A1               8,804,177
                                                                                              ------------
             FINANCE-DEPOSITORY CREDIT BANKING-4.87%
 6,000,000   First Union National Bank (d)................   6.67%   05/16/01   A+               6,000,000
 3,555,947   U.S. Bank N.A. Money Market Variable Rate
               Time Deposit (d)...........................   6.41%   10/01/00   A1+              3,555,947
                                                                                              ------------
                                                                                                 9,555,947
                                                                                              ------------
             FINANCE-INSURANCE CARRIERS-2.44%
 4,800,000   American General Finance Corp................   6.71%   10/05/00   A1               4,795,660
                                                                                              ------------
             FINANCE-INTERNATIONAL TRADE FINANCING-8.54%
 8,900,000   Deutsche Bank AG.............................   6.64%   12/05/00   A1+              8,794,921
 8,000,000   Toronto Dominion Holdings USA, Inc...........   6.62%   10/10/00   A1+              7,985,645
                                                                                              ------------
                                                                                                16,780,566
                                                                                              ------------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-4.54%
 9,000,000   General Electric Capital Corp................   6.68%   11/15/00   A1+              8,925,480
                                                                                              ------------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-3.56%
 7,000,000   Merrill Lynch & Co., Inc. (d)................   6.62%   09/13/01   AA-              7,001,309
                                                                                              ------------
             FOOD MANUFACTURING-OTHER -4.98%
 9,800,000   Nestle Capital Corp..........................   6.55%   10/11/00   A1               9,780,805
                                                                                              ------------
             PETROLEUM AND COAL-PRODUCTS MANUFACTURING
             -4.52%
 8,900,000   Texaco Capital, Inc..........................   6.62%   10/16/00   A1               8,874,447
                                                                                              ------------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-4.45%
 8,800,000   Duke Energy Corp.............................   6.62%   11/03/00   A1               8,746,310
                                                                                              ------------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $196,505,472) (b)..........................                                    $196,505,472
                                                                                              ============

 (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents cost for federal income tax purposes.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) Variable Rate Securities; the yield reported is the rate in effect as of September 30, 2000.
 (e) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been identified by portfolio management as illiquid. The portfolio entered into the following
     Section 4(2) transaction: September 8, 2000 the portfolio acquired $8,900,000 par Toyota Motor Credit Corp., due October 2, 2000 with a cost basis on September 30, 2000, of $8,896,806. The value of this security at September 30, 2000, is $8,896,806 which represents 4.53% of total net assets.

FORTIS MONEY FUND

Statement of Assets and Liabilities

September 30, 2000

--------------------------------------------------------------------------------


ASSETS
  Short-term investments, as detailed in the
    accompanying schedule, at amortized cost
    (approximates market) (Note 1)................  $196,505,472
  Receivables:
    Interest......................................       135,197
    Subscriptions of capital stock................            25
  Deferred registration costs (Note 1)............        43,656
                                                    ------------
TOTAL ASSETS......................................   196,684,350
                                                    ------------
LIABILITIES
  Bank overdraft..................................         1,009
  Cash portion of dividends payable...............        45,219
  Payable for investment advisory and management
    fees (Note 2).................................        94,054
  Payable for distribution fees (Note 2)..........            76
  Accounts payable and accrued expenses...........        80,473
                                                    ------------
TOTAL LIABILITIES.................................       220,831
                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01
    per share -- authorized 50,000,000,000
    shares........................................  $196,463,519
                                                    ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of
    $193,000,567 and 193,000,567 shares
    outstanding)..................................         $1.00
                                                    ------------
  Class B shares (based on net assets of
    $1,340,489 and 1,340,489 shares
    outstanding)..................................         $1.00
                                                    ------------
  Class C shares (based on net assets of $172,359
    and 172,359 shares outstanding)...............         $1.00
                                                    ------------
  Class H shares (based on net assets of
    $1,950,104 and 1,950,104 shares
    outstanding)..................................         $1.00
                                                    ------------

Statement of Operations

For the Year Ended September 30, 2000

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income...............................  $12,023,523
                                                    -----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................    1,167,308
    Distribution fees (Class B) (Note 2)..........       12,975
    Distribution fees (Class C) (Note 2)..........        2,490
    Distribution fees (Class H) (Note 2)..........       18,854
    Registration fees (Note 1)....................      115,749
    Legal and auditing fees (Note 2)..............       23,914
    Directors' fees and expenses..................       18,809
    Custodian fees................................       15,440
    Shareholders' notices and reports.............       61,575
    Transfer agent expenses.......................      180,163
    Other.........................................        6,496
                                                    -----------
  Total expenses..................................    1,623,773
                                                    -----------
NET INVESTMENT INCOME.............................   10,399,750
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $10,399,750
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                         FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                    ------------------   ------------------
OPERATIONS
  Net investment income...........................     $  10,399,750      $     7,183,495
                                                       -------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................       (10,205,984)          (7,090,532)
    Class B.......................................           (73,282)             (28,008)
    Class C.......................................           (13,689)             (26,108)
    Class H.......................................          (106,795)             (38,847)
                                                       -------------      ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (10,399,750)          (7,183,495)
                                                       -------------      ---------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00 NET
  ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.......................................       409,454,963        1,129,355,442
    Class B.......................................         4,736,195            1,905,456
    Class C.......................................         1,575,618           46,755,851
    Class H.......................................         5,841,823            3,252,075
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A.......................................         9,540,536            6,418,477
    Class B.......................................            68,390               26,774
    Class C.......................................            11,684               13,579
    Class H.......................................            84,873               36,732
  Less cost of repurchase of shares
    Class A.......................................      (394,075,091)      (1,124,316,309)
    Class B.......................................        (4,857,120)            (843,716)
    Class C.......................................        (2,945,925)         (45,952,739)
    Class H.......................................        (6,064,303)          (1,751,080)
                                                       -------------      ---------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................        23,371,643           14,900,542
                                                       -------------      ---------------
TOTAL INCREASE IN NET ASSETS......................        23,371,643           14,900,542
NET ASSETS:
    Beginning of year.............................       173,091,876          158,191,334
                                                       -------------      ---------------
    End of year...................................     $ 196,463,519      $   173,091,876
                                                       =============      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is to maximize current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc., permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund within the Fortis Mutual Fund Family. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the year ended September 30, 2000, the cost of purchases and proceeds from sales of short-term securities aggregated $1,436,167,101 and $1,412,680,955, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   ILLIQUID SECURITIES: At September 30, 2000, investments in securities for the fund included an issue that is illiquid. Fortis Money Fund currently limits investments of illiquid securities to 5% of total net assets, at market value, at the date of purchase. The aggregate value at September 30, 2000, was $8,896,806 which represents 4.53% of total net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $36,842 for Class A, $13,558 for Class B, $763 for Class C and $50,115 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as confirms and checkbook production and mailings.

   Legal fees and expenses aggregating $4,957 for the year ended September 30, 2000, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS MONEY FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                 Class A
                                           ----------------------------------------------------
                                                         Year Ended September 30,
                                           ----------------------------------------------------
                                             2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .05        .04        .05        .05        .05
                                           --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.05)      (.04)      (.05)      (.05)      (.05)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------
Total Return @..........................       5.48%      4.40%      4.88%      4.74%      4.74%
Net assets end of year (000s omitted)...   $193,001   $168,080   $156,623   $126,547   $120,375
Ratio of expenses to average daily net
  assets................................        .82%       .83%       .86%       .88%       .91%
Ratio of net investment income to
  average daily net assets..............       5.35%      4.29%      4.77%      4.64%      4.67%

@ These are the total returns during the periods, including reinvestment of all distributions.

                                                           Class B
                                           ---------------------------------------
                                                  Year Ended September 30,
                                           ---------------------------------------
                                            2000     1999    1998    1997    1996+
----------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 1.00   $ 1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----
Operations:
  Investment income - net...............      .05      .04     .04     .04     .04
                                           ------   ------   -----   -----   -----
Distributions to shareholders:
  From investment income - net..........     (.05)    (.04)   (.04)   (.04)   (.04)
                                           ------   ------   -----   -----   -----
Net asset value, end of year............   $ 1.00   $ 1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----
Total Return @..........................     4.64%    3.56%   4.06%   3.97%   4.11%
Net assets end of year (000s omitted)...   $1,340   $1,393   $ 305   $  55   $  28
Ratio of expenses to average daily net
  assets................................     1.62%    1.63%   1.66%   1.68%   1.71%*
Ratio of net investment income to
  average daily net assets..............     4.51%    3.48%   4.00%   3.94%   3.99%*

*      Annualized.
+ For the period for October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the total returns during the periods, including reinvestment of all distributions.

--------------------------------------------------------------------------------

                                                          Class C
                                           --------------------------------------
                                                  Year Ended September 30,
                                           --------------------------------------
                                           2000     1999    1998    1997    1996
---------------------------------------------------------------------------------
Net asset value, beginning of year......   $1.00   $ 1.00   $1.00   $1.00   $1.00
                                           -----   ------   -----   -----   -----
Operations:
  Investment income - net...............     .05      .04     .04     .04     .05
                                           -----   ------   -----   -----   -----
Distributions to shareholders:
  From investment income - net..........    (.05)    (.04)   (.04)   (.04)   (.05)
                                           -----   ------   -----   -----   -----
Net asset value, end of year............   $1.00   $ 1.00   $1.00   $1.00   $1.00
                                           -----   ------   -----   -----   -----
Total Return @..........................    4.63%    3.57%   4.12%   4.45%   4.97%
Net assets end of year (000s omitted)...   $ 172   $1,531   $ 714   $  10   $   1
Ratio of expenses to average daily net
  assets................................    1.62%    1.63%   1.66%   1.68%   1.46%(a)
Ratio of net investment income to
  average daily net assets..............    4.39%    3.48%   4.08%   3.98%   4.33%(a)

@ These are the total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ended September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

                                                           Class H
                                           ---------------------------------------
                                                  Year Ended September 30,
                                           ---------------------------------------
                                            2000     1999    1998    1997    1996
----------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 1.00   $ 1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----
Operations:
  Investment income - net...............      .05      .04     .04     .04     .04
                                           ------   ------   -----   -----   -----
Distributions to shareholders:
  From investment income - net..........     (.05)    (.04)   (.04)   (.04)   (.04)
                                           ------   ------   -----   -----   -----
Net asset value, end of year............   $ 1.00   $ 1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----
Total Return @..........................     4.63%    3.55%   4.07%   4.06%   4.04%
Net assets end of year (000s omitted)...   $1,950   $2,088   $ 550   $ 627   $  60
Ratio of expenses to average daily net
  assets................................     1.62%    1.63%   1.66%   1.68%   1.71%
Ratio of net investment income to
  average daily net assets..............     4.52%    3.51%   3.96%   4.02%   4.03%

@ These are the total returns during the periods, including reinvestment of all distributions.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Money Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Money Fund (a series of Fortis Money Portfolios, Inc.) as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2000, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Money Fund at September 30, 2000 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 2000, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
November 3, 2000

DIRECTORS AND OFFICERS

DIRECTORS          Richard W. Cutting       CPA AND FINANCIAL CONSULTANT
                   Allen R. Freedman        CHAIRMAN AND CHIEF EXECUTIVE OFFICER, FORTIS, INC. MANAGING
                                              DIRECTOR OF
                                              FORTIS INTERNATIONAL, N.V.
                   Dr. Robert M. Gavin      PRESIDENT, CRANBROOK EDUCATION COMMUNITY. PRIOR TO JULY
                                              1996, PRESIDENT MACALESTER COLLEGE
                   Jean L. King             PRESIDENT, COMMUNI-KING
                   Dean C. Kopperud         CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                              FORTIS ADVISERS, INC. PRESIDENT AND DIRECTOR,
                                              FORTIS INVESTORS, INC. PRESIDENT - FORTIS FINANCIAL GROUP,
                                              FORTIS BENEFITS INSURANCE COMPANY AND SENIOR VICE
                                              PRESIDENT, FORTIS INSURANCE COMPANY
                   Phillip O. Peterson      MUTUAL FUND INDUSTRY CONSULTANT; PARTNER OF KPMG LLP,
                                              THROUGH JUNE 1999
                   Robb L. Prince           FINANCIAL AND EMPLOYEE BENEFIT CONSULTANT. PRIOR TO JULY
                                              1995, VICE PRESIDENT AND TREASURER, JOSTENS, INC.
                   Leonard J. Santow        PRINCIPAL, GRIGGS & SANTOW, INC.
                   Noel F. Schenker         MARKETING CONSULTANT. PRIOR TO MAY 1996, SENIOR VICE
                                              PRESIDENT OF MARKETING & STRATEGIC PLANNING, ROLLERBLADE,
                                              INC.
                   Dr. Lemma W. Senbet      CONSULTANT, INTERNATIONAL FINANCIAL INSTITUTIONS, THE
                                              WILLIAM E. MAYER PROFESSOR OF FINANCE AND CHAIR, FINANCE
                                              DEPARTMENT, UNIVERSITY OF MARYLAND, COLLEGE PARK, MD
                   Joseph M. Wikler         INVESTMENT CONSULTANT AND PRIVATE INVESTOR. PRIOR TO JANUARY
                                              1994, DIRECTOR OF RESEARCH, CHIEF INVESTMENT OFFICER,
                                              PRINCIPAL, AND DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR AND           Fortis Advisers, Inc.
TRANSFER AGENT                              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER                       Fortis Investors, Inc.
                                            BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                                   U.S. Bank National Association N.A.
                                            MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                             Dorsey & Whitney LLP
                                            MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS                        KPMG LLP
                                            MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides speciality insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisors, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company &
Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      PRSRT STD
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
                                                                 Permit No. 3794
Fortis Money Fund                                                Minneapolis, MN
                                                                 ---------------



The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95221-C- Fortis, Inc. 11/00